GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Going Concern [Abstract]
Cash flows used in operating activities	$ (28,268)	$ (142)	$ (463,344)	$ (34,742)
Accumulated deficit	$ (14,014)		$ (94,241)	$ (91,993)